Facility Closure Costs - Additional Information (Detail) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Facility	Dec. 31, 2012 USD ($) Facility
Restructuring Cost And Reserve [Line Items]
Recognized future minimum lease obligations expense | $	$ 200	$ 100	$ 100	$ (200)	$ 500	$ 100	$ 1,100
New facility closure						0	0
Facilities previously closed							2
Facility and other exit cost reserves | $	1,147		$ 1,700		1,147	$ 1,700	$ 2,834
Other long-term liabilities related to minimum lease obligations on vacated facilities | $	$ 300				$ 300
Number of facilities idled						4
Florida
Restructuring Cost And Reserve [Line Items]
Number of facilities idled						2
South Carolina
Restructuring Cost And Reserve [Line Items]
Number of facilities idled						2
Interest Expense
Restructuring Cost And Reserve [Line Items]
Recognized future minimum lease obligations expense | $							100
Facility Closure
Restructuring Cost And Reserve [Line Items]
Recognized future minimum lease obligations expense | $							$ 1,000